Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	CAD 44	CAD 33
Post-employment benefits	3	3
Share-based payments	43	44
Termination benefits	6	4
Other long-term benefits	2	3
Total	CAD 98	CAD 87